Related Parties Balances and Transactions - Schedule of Amount Due to Related Parties (Details) - Related Party [Member] - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Amount due to related parties			$ 85,601
Hongtao Shi [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]		65,001
Ngat Wong [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2]		$ 20,600

[1]	The balance as of September 30, 2024 mainly represented the expense paid on behalf from Hongtao Shi for Group’s operation. Mr. Hongtao Shi resigned his position of Chief Executive Officer and Chairperson of the Board of the Company on December 19, 2024 and January 6, 2025 respectively.
[2]	The balance as of September 30, 2024 mainly represented the expense paid on behalf from Ngat Wong for Group’s operation. Mr. Ngat Wong resigned his position of Chief Financial Officer and Chief Operational Officer of the Company on February 27, 2025 and April 10, 2025 respectively.